Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 13, 2012
Registrant Name	dei_EntityRegistrantName	Allianz Funds Multi-Strategy Trust
Central Index Key	dei_EntityCentralIndexKey	0001423227
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 13, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec 13, 2012
Prospectus Date	rr_ProspectusDate	Jun 1, 2012

Allianz AGIC Ultra Micro Cap Fund (Prospectus Summary): | Allianz AGIC Ultra Micro Cap Fund
Allianz AGIC Ultra Micro Cap Fund

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated December 13, 2012 to the

Statutory Prospectus for Class A Shares of Allianz Funds Multi-Strategy Trust,

dated April 2, 2012 (as revised June 1, 2012) (as supplemented thereafter)

Disclosure Relating to Allianz AGIC Ultra Micro Cap Fund (the “Fund”)

Within the Fund Summary relating to the Fund, the first two sentences in the subsection entitled “Principal Investment Strategies” are hereby deleted and replaced with the following:

The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of ultra micro-cap companies. The Fund currently defines ultra micro-cap companies as those with market capitalizations less than two times the weighted average of the Russell Microcap Growth Index, i.e., capitalizations less than $706 million as of November 30, 2012. Under normal market conditions, the Fund expects to maintain a weighted average market capitalization below that of the Russell Microcap Growth Index ($353 million as of November 30, 2012).

Corresponding changes are hereby made to the subsection entitled “Principal Investments and Strategies of Each Fund—Allianz AGIC Ultra Micro Cap Fund.”

Please retain this Supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jun 1, 2012
Allianz AGIC Ultra Micro Cap Fund (Prospectus Summary): | Allianz AGIC Ultra Micro Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz AGIC Ultra Micro Cap Fund
Supplement Text	ck0001423227_SupplementTextBlock

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated December 13, 2012 to the

Statutory Prospectus for Class A Shares of Allianz Funds Multi-Strategy Trust,

dated April 2, 2012 (as revised June 1, 2012) (as supplemented thereafter)

Disclosure Relating to Allianz AGIC Ultra Micro Cap Fund (the “Fund”)

Within the Fund Summary relating to the Fund, the first two sentences in the subsection entitled “Principal Investment Strategies” are hereby deleted and replaced with the following:

Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of ultra micro-cap companies. The Fund currently defines ultra micro-cap companies as those with market capitalizations less than two times the weighted average of the Russell Microcap Growth Index, i.e., capitalizations less than $706 million as of November 30, 2012. Under normal market conditions, the Fund expects to maintain a weighted average market capitalization below that of the Russell Microcap Growth Index ($353 million as of November 30, 2012).

Supplement Closing	ck0001423227_SupplementClosingTextBlock

Corresponding changes are hereby made to the subsection entitled “Principal Investments and Strategies of Each Fund—Allianz AGIC Ultra Micro Cap Fund.”

Please retain this Supplement for future reference.

Allianz AGIC Ultra Micro Cap Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GUCAX

Allianz AGIC Ultra Micro Cap Fund (Second Summary Prospectus) | Allianz AGIC Ultra Micro Cap Fund
Allianz AGIC Ultra Micro Cap Fund

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated December 13, 2012 to the

Statutory Prospectus for Institutional Class and Class P Shares of Allianz Funds Multi-Strategy Trust,

dated April 2, 2012 (as revised June 1, 2012) (as supplemented thereafter)

Disclosure Relating to Allianz AGIC Ultra Micro Cap Fund (the “Fund”)

Within the Fund Summary relating to the Fund, the first two sentences in the subsection entitled “Principal Investment Strategies” are hereby deleted and replaced with the following:

The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of ultra micro-cap companies. The Fund currently defines ultra micro-cap companies as those with market capitalizations less than two times the weighted average of the Russell Microcap Growth Index, i.e., capitalizations less than $706 million as of November 30, 2012. Under normal market conditions, the Fund expects to maintain a weighted average market capitalization below that of the Russell Microcap Growth Index ($353 million as of November 30, 2012).

Corresponding changes are hereby made to the subsection entitled “Principal Investments and Strategies of Each Fund—Allianz AGIC Ultra Micro Cap Fund.”

Please retain this Supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jun 1, 2012
Allianz AGIC Ultra Micro Cap Fund (Second Summary Prospectus) | Allianz AGIC Ultra Micro Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz AGIC Ultra Micro Cap Fund
Supplement Text	ck0001423227_SupplementTextBlock

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated December 13, 2012 to the

Statutory Prospectus for Institutional Class and Class P Shares of Allianz Funds Multi-Strategy Trust,

dated April 2, 2012 (as revised June 1, 2012) (as supplemented thereafter)

Disclosure Relating to Allianz AGIC Ultra Micro Cap Fund (the “Fund”)

Within the Fund Summary relating to the Fund, the first two sentences in the subsection entitled “Principal Investment Strategies” are hereby deleted and replaced with the following:

Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of ultra micro-cap companies. The Fund currently defines ultra micro-cap companies as those with market capitalizations less than two times the weighted average of the Russell Microcap Growth Index, i.e., capitalizations less than $706 million as of November 30, 2012. Under normal market conditions, the Fund expects to maintain a weighted average market capitalization below that of the Russell Microcap Growth Index ($353 million as of November 30, 2012).

Supplement Closing	ck0001423227_SupplementClosingTextBlock

Corresponding changes are hereby made to the subsection entitled “Principal Investments and Strategies of Each Fund—Allianz AGIC Ultra Micro Cap Fund.”

Please retain this Supplement for future reference.

Allianz AGIC Ultra Micro Cap Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AUMIX
Allianz AGIC Ultra Micro Cap Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AAUPX